Principal Advantage(SM) Product Fact Sheet

Product             Principal  Advantage is funded by the Principal Investors
Description         Fund, a mutual fund  family comprised of 35 investment
                    portfolios (funds) sub-advised by member companies of the Principal Financial Group(R) or unaffiliated sub-advisors.

                    Principal Advantage meets the needs of Internal Revenue Code
                    Section 401(a) qualified defined contribution plans. And, it offers a wide range of plan services, similar to those available today with our FIA group annuity contract product.

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Competitive         By  offering  our own  mutual  funds,  Principal Advantage
Advantages          allows us to compete more effectively with mutual fund
                    companies.

                    Our "advantages" are our experience, full service package, local service and personal attention. For more than 55 years we've been providing retirement plan services and we're the nation's 401(k) leader.

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Target  Audience    Our target  audience is  employers  with $3 million or more in retirement funds who typically use distributors such as stockbrokers, registered investment advisors and fee-based consultants.

                    Using our special purchase plan, employers with $2.5 million to $3 million in retirement funds are also candidates for this product.

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Share Classes       Four classes of shares are available for these funds:

                    o Advisors Select (with agent) - these shares are available if the plan invests at least $3 million (but less than $10 million).
                    o Select (no agent) - these shares are available if the plan invests at least $3 million (but less than $10 million).
                    o  Advisors  Preferred  (with agent) - these shares are
                       available if the plan invests at least $10 million.
                    o  Preferred (no agent) - these shares are available if the plan invests at least $10 million.

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Commission  Scale   We pay asset-based compensation on a graded 1% scale the
                    first four quarters. For ongoing years, we pay a flat 25 basis points on assets. All assets are applied to the pension volume bonus.

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Available  Date     Subject to SEC timing for release of the Principal Investors
                    Fund, we expect Principal Advantage will be available to sell in mid-December 2000.

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                    For Registered Representative Use Only - Not to be
                    Distributed to the Public.



                   Principal Advantage(SM) Product Fact Sheet
                   (continued)



Investment Options
         Principal  Investors
         Fund Name                      Sub-Advisor             Investment Style
         Money Market                   PCII*                    Stable Value
         High Quality Short-Term Bond   PCII                    Income
         High Quality Interm-Term Bond  PCII                    Income
         High Quality Long-Term Bond    PCII                    Income
         Government Securities          PCII                    Income
         Bond & Mortgage Securities     PCII                    Income
         Balanced                       Invista and PCII        Domestic Hybrid
         European                       BT Funds                Foreign
         Pacific Basin                  BT Funds                Foreign
         International Emerging Markets Invista                 Foreign
         International I                Invista                 Foreign
         International II               BT Funds                Foreign
         International SmallCap         Invista                 Foreign
         LargeCap Blend                 Invista                 Large Blend
         Partners LargeCap Blend        Federated               Large Blend
         LargeCap Growth                Invista                 Large Growth
         Partners LargeCap Growth I     Morgan Stanley          Large Growth
         Partners LargeCap Growth II    American Century        Large Growth
         Partners SmallCap Growth I     Neuberger Berman        Small Growth
         Partners SmallCap Growth II    Federated               Small Growth
         LargeCap S&P 500 Index         Invista                 Large Blend
         LargeCap Value                 Invista                 Large Value
         Partners LargeCap Value        Sanford C. Bernstein    Large Value
         MidCap Blend                   Invista                 Medium Blend
         MidCap Growth                  Invista                 Medium Growth
         Partners MidCap Growth         Turner Investment       Medium  Growth
                                        Partners
         MidCap S&P 400 Index           Invista                 Medium Blend
         MidCap Value                   Invista                 Medium Value
         Partners MidCap Value          Neuberger Berman        Medium Value
         SmallCap Growth                Invista                 Small Growth
         SmallCap Blend                 Invista                 Small Blend
         SmallCap S&P 600 Index         Invista                 Small Blend
         SmallCap Value                 Invista                 Small Value
         Real Estate                    Principal Capital       Sector
                                        Real Estate Investors
         Technology                     BT Funds                Sector

         * Principal Capital Income Investors

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Special         Representatives must have their appropriate Series 6 or 7 and
Considerations  Series 63 to offer the product. A final prospectus must be given to all parties before discussing the product with the public.
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                A registration  statement  relating to these  securities has been filed with the Securities  and Exchange  Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there by any sale of these securities in any State in which such offer, solicitation or
                sale   would   be   unlawful   prior  to   registration   or
                qualification under the securities laws of any such State. This security is being offered in connection with the issue
                of  new  shares  of  Principal   Investors  Fund  Inc.  This
                information must be accompanied by a preliminary prospectus.
                A final prospectus will be sent to you once it is available. Read the prospectus carefully before you invest or send money. Principal Investors Fund is distributed by Princor Financial Services Corporation, Member SIPC, Des Moines, Iowa 50392-2080. 1-800-247-4123. Principal Life Insurance Company and Princor are member companies of Principal Financial Group.